Consolidated statements of income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Profit or loss [abstract]
Sales		€ 18,121	[1]	€ 17,780		€ 17,422
Cost of sales		9,568		9,600		9,484
Gross margin		8,554		8,181		7,939
Selling expenses		4,500		4,398		4,142
General and administrative expenses		631		577		658
Research and development expenses		1,759		1,764		1,669
Other business income		88		152		17
Other business expenses		33		76		23
Income from operations		1,719		1,517		1,464
Financial income		51		126		65
Financial expenses		264		263		507
Investments in associates, net of income taxes		(2)		(4)		11
Income before taxes		1,503		1,377		1,034
Income tax expense		193		349		203
Income from continuing operations		1,310	[2]	1,028	[3],[4]	831	[3],[4]
Discontinued operations, net of income taxes	[4],[5]	(213)		843	[3]	660	[3]
Net income	[5]	1,097	[2]	1,870		1,491
Net income attributable to Koninklijke Philips N.V. shareholders	[4]	1,090		1,657	[3]	1,448	[3]
Net income attributable to non-controlling interests		€ 7		€ 214		€ 43
Income from continuing operations attributable to shareholders	[6]	€ 1.41		€ 1.10		€ 0.90
Net income attributable to shareholders	[4]	1.18		1.78	[3]	1.58	[3]
Income from continuing operations attributable to shareholders	[6]	1.39		1.08		0.89
Net income attributable to shareholders	[4]	€ 1.16		€ 1.75	[3]	€ 1.56	[3]

[1]	Represents revenue from external customers as required by IFRS 8 Operating Segments.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[3]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.
[4]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[5]	The accompanying notes are an integral part of these consolidated financial statements. For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items
[6]	During 2018, an error was identified in certain non-controlling interests and EPS calculations for 2016 and 2017 respectively. Reference is made to the Significant accounting policies.